Retirement Plans (Tables)	12 Months Ended
Sep. 26, 2020
Retirement Plans [Abstract]
Change in Projected Benefit Obligations and Fair Value of Plan Assets
The net amount of liability recognized is included in Employee Benefit Obligations on the Consolidated Balance Sheets.  The Company uses fiscal year end as a measurement date for the retirement plans.

	Fiscal 2020				Fiscal 2019
Change in Projected Benefit Obligations (PBO)	North America	UK	Mainland Europe	Total	North America	UK	Mainland Europe	Total
Beginning of period	$344	$827	$206	$1,377	$307	$—	$—	$307
Acquisition	—	—	—	—	—	810	209	1,019
Service cost	—	—	1	1	—	—	2	2
Interest cost	10	15	1	26	12	4	1	17
Currency	—	31	13	44	—	(24)	(10)	(34)
Actuarial loss (gain)	30	41	(7)	64	42	44	8	94
Benefit settlements	(6)	—	(16)	(22)	—	—	—	—
Benefits paid	(17)	(26)	(6)	(49)	(17)	(7)	(4)	(28)
End of period	$361	$888	$192	$1,441	$344	$827	$206	$1,377

	Fiscal 2020				Fiscal 2019
Change in Fair Value of Plan Assets	North America	UK	Mainland Europe	Total	North America	UK	Mainland Europe	Total
Beginning of period	$269	$729	$67	$1,065	$277	$—	$—	$277
Acquisition	—	—	—	—	—	702	70	772
Currency	—	27	4	31	—	(22)	(3)	(25)
Return on assets	22	21	(2)	41	9	51	2	62
Contributions	—	18	7	25	—	5	2	7
Benefit settlements	(6)	—	(16)	(22)	—	—	—	—
Benefits paid	(17)	(26)	(6)	(49)	(17)	(7)	(4)	(28)
End of period	$268	$769	$54	$1,091	$269	$729	$67	$1,065

Underfunded status	$(93)	$(119)	$(138)	$(350)	$(75)	$(98)	$(139)	$(312)

Weighted-Average Assumptions Used to Determine Benefit Obligation and Benefit Cost
The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Fiscal 2020
(Percentages)	North America	UK	Mainland Europe
Weighted-average assumptions:
Discount rate for benefit obligation	2.2	1.6	0.8
Discount rate for net benefit cost	2.9	1.8	0.7
Expected return on plan assets for net benefit costs	6.1	3.8	2.2

	Fiscal 2019
(Percentages)	North America	UK	Mainland Europe
Weighted-average assumptions:
Discount rate for benefit obligation	2.9	1.8	0.7
Discount rate for net benefit cost	4.0	2.3	1.0
Expected return on plan assets for net benefit costs	6.1	4.3	1.7

Fair Value of Plan Assets
In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There were no material changes or transfers between level 3 assets and the other levels.

Fiscal 2020 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$18	$18	$—	$36
U.S. large cap comingled equity funds	72	27	—	99
U.S. mid cap equity mutual funds	49	16	—	65
U.S. small cap equity mutual funds	3	16	—	19
International equity mutual funds	12	99	—	111
Real estate equity investment funds	3	158	91	252
Corporate bond mutual funds	10	—	27	37
Corporate bonds	—	146	—	146
International fixed income funds	66	209	—	275
International insurance policies	—	—	51	51
Total	$233	$689	$169	$1,091

Fiscal 2019 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$15	$89	$—	$104
U.S. large cap comingled equity funds	—	124	—	124
U.S. mid cap equity mutual funds	42	—	—	42
U.S. small cap equity mutual funds	3	—	—	3
International equity mutual funds	18	94	—	112
Real estate equity investment funds	3	179	75	257
Corporate bond mutual funds	12	—	—	12
Corporate bonds	—	164	14	178
Guaranteed investment account	—	—	8	8
International fixed income funds	73	93	—	166
International insurance policies	—	—	59	59
Total	$166	$743	$156	$1,065

Expected Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal year end:

	North America	UK	Mainland Europe	Total
2021	$19	$27	$6	$52
2022	19	26	7	52
2023	19	27	6	52
2024	19	29	9	57
2025	19	30	7	56
2026-2030	94	159	51	304

Net Pension Expense
Net pension expense included the following components as of fiscal years ended:

	2020	2019	2018
Service cost	$1	$2	$—
Interest cost	26	17	11
Amortization of net actuarial loss	5	1	2
Expected return on plan assets	(46)	(24)	(17)
Net periodic benefit expense (income)	$(14)	$(4)	$(4)

Plan Asset Allocations
Our defined benefit pension plan asset allocations as of fiscal years ended are as follows:

Asset Category	2020	2019
Equity securities and equity-like instruments	50%	50%
Debt securities and debt-like	42	33
International insurance policies	5	6
Other	3	11
Total	100%	100%